Fair Value Measurements	12 Months Ended
Dec. 31, 2015
Fair Value Measurements [Abstract]
Fair Value Disclosures [Text Block]

17. Fair Value of Financial Instruments

Current accounting guidance on fair value measurements establishes a framework for measuring fair value and provides expanded disclosures about fair value measurements. The guidance:

•

Defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date; and

•	Establishes a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. To increase consistency and comparability in fair value measurements and related disclosures, the fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The three levels of the hierarchy are defined as follows:

•	Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities.
•

Level 2 inputs are inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

•	Level 3 inputs are unobservable inputs for asset or liabilities.

The categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

Following is a description of the valuation methodologies used for assets and liabilities measured at fair value.

Investments in Mortgage Revenue Bonds. The fair values of the Partnership’s investments in mortgage revenue bonds have each been based on a discounted cash flow and yield to maturity analysis performed by the Partnership. There is no active trading market for the bonds and price quotes for the bonds are not available. If available, the Partnership may also consider price quotes on similar bonds or other information from external sources, such as pricing services. The estimates of the fair values of these bonds, whether estimated by the Partnership or based on external sources, are based largely on unobservable inputs the Partnership believes would be used by market participants. Additionally, the calculation methodology used by the external sources and the Partnership encompasses the use of judgment in its application. To validate changes in the fair value of the Partnership’s investments in mortgage revenue bonds between reporting periods, the Partnership looks at the key inputs such as changes in the current market yields on similar bonds as well as changes in the operating performance of the underlying property serving as collateral for each bond. The Partnership validates that the changes in the estimated fair value of the mortgage revenue bonds move with the changes in these monitored factors. Given these facts the fair value measurement of the Partnership’s investment in mortgage revenue bonds is categorized as a Level 3 input.

Bond Purchase Commitments. The key inputs and methodology for determining the fair value of the forward bond purchase commitments are consistent with those used in determining the fair value of investments in mortgage revenue bonds. The fair market value of the Partnership’s investment in forward bond purchase commitments is an asset reported in Other Assets of approximately $5.6 million and $5.8 million as of December 31, 2015 and 2014, respectively. The estimated fair market value adjustments related to forward bond purchase commitments are categorized as Level 3 inputs which were recorded in other comprehensive income during the year ended December 31, 2015 and 2014, respectively.

Investment in PHC Certificates. The fair value of the Partnership’s investment in PHC Certificates has been based on a yield to maturity analysis performed by the Partnership. There is no active trading market for the trusts’ certificates owned by the Partnership but the Partnership will look at estimated values as determined by pricing services when available. The estimates of the fair values of these trusts’ certificates begin with the current market yield rate for a “AAA” rated tax-free municipal bond for a term consistent with the weighted-average life of each of the Public Housing Capital Fund trusts adjusted largely for unobservable inputs the Partnership believes would be used by market participants. Additionally, the calculation methodology used by external pricing services and the Partnership encompasses the use of judgment in its application. The Partnership validates that the changes in the estimated fair value of Public Housing Capital Fund Trust Certificates move with the changes in the market yield rates of investment grade rated tax-exempt municipal bonds with similar length of terms. Given these facts the fair value measurement of the Partnership’s investment in Public Housing Capital Fund Trust Certificates is categorized as a Level 3 input.

Investment in Mortgage-Backed Securities. The fair value of the Partnership’s investment in mortgage-backed securities is based upon prices obtained from a third party pricing service, which are indicative of market activity. The valuation methodology of the Partnership’s third party pricing service incorporates commonly used market pricing methods, incorporates trading activity observed in the market place, and other data inputs. The methodology also considers the underlying characteristics of each security, which are also observable inputs, including: coupon; maturity date; loan age; reset date; collateral type; geography; and prepayment speeds. The Partnership analyzes pricing data received from the third party pricing service by comparing it to valuation information obtained from at least one other third party pricing service and ensuring they are within a tolerable range of difference which the Partnership estimates as 7.5%. The Partnership also looks at observations of trading activity observed in the market place when available. Given these facts, the fair value measurements of the Partnership’s investment in mortgage-backed securities is categorized as Level 2 input.

Taxable bonds. The fair values of the Partnership’s investments in taxable bonds have each been based on a discounted cash flow or yield to maturity analysis. There is no active trading market for the taxable bonds and price quotes are not available. The estimates of the fair values of these taxable bonds, whether estimated by the Partnership or based on external sources, are based largely on unobservable inputs the Partnership believes would be used by market participants. Additionally, the calculation methodology used by the external sources and the Partnership encompasses the use of judgment in its application. To validate changes in the fair value of the Partnership’s investments in taxable bonds between reporting periods, the Partnership looks at the key inputs such as changes in the current market yields on similar bonds as well as changes in the operating performance of the underlying property serving as collateral for each bond. The Partnership validates that the changes in the estimated fair value of the taxable bonds move with the changes in these monitored factors. Given these facts the fair value measurement of the Partnership’s investment in taxable bonds is categorized as a Level 3 input.

Interest rate derivatives. The effect of the Partnership’s interest rate caps is to set a cap, or upper limit, on the base rate of interest paid on the Partnership’s variable rate debt equal to the notional amount of the derivative agreement. The effect of the Partnership’s interest rate swaps are to change a variable rate debt obligation to a fixed rate for that portion of the debt equal to the notional amount of the derivative agreement. The interest rate derivatives are recorded at fair value with changes in fair value included in current period earnings within interest expense. The fair value of the interest rate derivatives is based on a model whose inputs are not observable and therefore are categorized as a Level 3 input. The inputs in the valuation model include three-month LIBOR rates, unobservable adjustments to account for the SIFMA index, as well as any recent interest rate cap trades with similar terms.

Assets and liabilities measured at fair value on a recurring basis are summarized below:

	Fair Value Measurements at December 31, 2015
Description	Assets and Liabilities at Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets and Liabilities
Mortgage revenue bonds	$583,683,137	$-	$-	$583,683,137
Bond purchase commitments	5,634,360	-	-	5,634,360
PHC Certificates	60,707,290	-	-	60,707,290
MBS Securities	14,775,309	-	14,775,309	-
Taxable bonds	4,824,060	-	-	4,824,060
Interest rate derivatives	(972,898)	-	-	(972,898)
Total Assets and Liabilities at Fair Value	$668,651,258	$-	$14,775,309	$653,875,949

	For Twelve Months Ended December 31, 2015
	Fair Value Measurements Using Significant
	Unobservable Inputs (Level 3)
	Mortgage Revenue Bonds	Bond Purchase Commitments	PHC Certificates	Taxable Bonds	Interest Rate Derivatives	Total
Beginning Balance January 1, 2015	$449,024,137	$5,780,413	$61,263,123	$4,616,565	$267,669	$520,951,907
Total gains (losses) (realized/unrealized)
Included in earnings	-	-	-	-	(1,802,655)	(1,802,655)
Included in other comprehensive (loss) income	9,370,264	(146,053)	462,297	(138,682)	-	9,547,826
Purchases	188,572,000	-	-	-	-	188,572,000
Purchase interest rate derivative	-	-	-	-	562,088	562,088
Mortgage revenue bond exchanged for MF Property	(41,580,919)	-	-	-	-	(41,580,919)
Settlements	(21,702,345)	-	(1,018,130)	346,177	-	(22,374,298)
Ending Balance December 31, 2015	$583,683,137	$5,634,360	$60,707,290	$4,824,060	$(972,898)	$653,875,949
Total amount of losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets or liabilities still held as of December 31, 2015	$-	$-	$-	$-	$(1,802,655)	$(1,802,655)

	Fair Value Measurements at December 31, 2014
Description	Assets at Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Mortgage revenue bonds	$449,024,137	$-	$-	$449,024,137
Bond purchase commitments	5,780,413	-	-	5,780,413
PHC Certificates	61,263,123	-	-	61,263,123
MBS Securities	14,841,558	-	14,841,558	-
Taxable bonds	4,616,565	-	-	4,616,565
Interest rate derivatives	267,669	-	-	267,669
Total Assets at Fair Value	$535,793,465	$-	$14,841,558	$520,951,907

	For Twelve Months Ended December 31, 2014
	Fair Value Measurements Using Significant
	Unobservable Inputs (Level 3)
	Mortgage Revenue Bonds	Bond Purchase Commitments	PHC Certificates	Taxable Bonds	Interest Rate Derivatives	Total
Beginning Balance January 1, 2014	$285,318,171	$(4,852,177)	$62,056,379	$4,075,953	$888,120	$347,486,446
Total gains (losses) (realized/unrealized)
Included in earnings	-	-	-	-	(2,003,351)	(2,003,351)
Included in other comprehensive income	52,272,236	10,632,590	5,219,937	685,612	-	68,810,375
Purchases	142,794,827	-	-	-	-	142,794,827
Purchase interest rate derivative	-	-	-	-	1,382,900	1,382,900
Mortgage revenue bond and MBS Securities sales and redemption	(30,464,798)	-	-	-	-	(30,464,798)
Settlements	(896,299)	-	(6,013,193)	(145,000)	-	(7,054,492)
Ending Balance December 31, 2014	$449,024,137	$5,780,413	$61,263,123	$4,616,565	$267,669	$520,951,907
Total amount of losses for the period included in earning attributable to the change in unrealized gains or losses relating to assets or liabilities still held as of December 31, 2014	$-	$-	$-	$-	$(2,003,351)	$(2,003,351)

	Fair Value Measurements at December 31, 2013
Description	Assets and Liabilities at Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets and Liabilities
Mortgage Revenue Bonds	$285,318,171	$-	$-	$285,318,171
Bond Purchase Commitments	(4,852,177)	-	-	(4,852,177)
PHC Certificates	62,056,379	-	-	62,056,379
MBS Securities	37,845,661	-	37,845,661	-
Taxable Bonds	4,075,953	-	-	4,075,953
Interest Rate Derivatives	888,120	-	-	888,120
Total Assets and Liabilities at Fair Value	$385,332,107	$-	$37,845,661	$347,486,446

	For Twelve Months Ended December 31, 2013
	Fair Value Measurements Using Significant
	Unobservable Inputs (Level 3)
	Mortgage Revenue Bonds	Bond Purchase Commitments	PHC Certificates	Taxable Bonds	Interest Rate Derivatives	Total
Beginning Balance January 1, 2013	$145,237,376	$-	$65,389,298	$1,524,873	$378,729	$212,530,276
VIE Consolidation	8,795,630	-	-	-	-	8,795,630
Total gains (losses) (realized/unrealized)
Included in earnings	-	-	-	-	(283,610)	(283,610)
Included in other comprehensive income	(18,011,590)	(4,852,177)	(3,276,398)	(231,920)	-	(26,372,085)
Ohio Properties' bonds after sale recognition	19,581,166		-	-	-	19,581,166
Greens Property's bond after sale recognition	9,465,000	-	-	-	-	9,465,000
Purchases	148,624,000	-	-	2,918,000	-	151,542,000
Purchase interest rate derivative	-	-	-	-	793,001	793,001
Bond redemption	(16,052,849)	-	-	-	-	(16,052,849)
Bond foreclosure	(11,581,266)	-	-	-	-	(11,581,266)
Settlements	(739,296)	-	(56,521)	(135,000)	-	(930,817)
Ending Balance December 31, 2013	$285,318,171	$(4,852,177)	$62,056,379	$4,075,953	$888,120	$347,486,446
Total amount of losses for the period included in earning attributable to the change in unrealized gains or losses relating to assets or liabilities still held as of December 31, 2013	$-	$-	$-	$-	$(283,610)	$(283,610)

Income and losses included in earnings for the periods shown above are included in interest expense.

The carrying amounts of cash and cash equivalents included in the consolidated balance sheets approximate fair value given the short-term nature of these financial instruments. The Partnership calculates a fair market value of each financial instrument using a DCF model based on the debt amortization schedules at the effective rate of interest for 2015. The estimated fair value of the Debt financing and Mortgages payable are in the Level 3 category of the fair value hierarchy. Below are the fair market value estimates of the debt held on the balance sheet for December 31, 2015 and 2014, respectively.

	2015		2014
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Financial Liabilities:
Debt financing and LOCs	$470,418,977	$475,415,345	$341,619,463	$346,813,909
Mortgages payable	$67,822,313	$67,735,213	$76,032,140	$76,134,465